Other Comprehensive Income (Loss) - Schedule of Tax Effects Allocated to Each Component of Other Comprehensive income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 7,906	$ (20,305)	$ 936
Unrealized gain on cash flow hedging instruments	0	0	97
Income tax expense	0	0	(27)
Unrealized gain on cash flow hedging instruments, net of tax	0	0	70
Reclassification of loss on cash flow hedging instruments into earnings	0	0	305
Income tax benefit	0	0	(86)
Reclassification of loss on cash flow hedging instruments into earnings, net of tax	0	0	219
Other comprehensive income (loss)	$ 7,906	$ (20,305)	$ 1,225